Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Disclosure of detailed information about hedges	The percentage of the nominal amount of derivatives affected with a maturity date after the transition date of the reform represents 6.83% of the total hedging derivatives:

EUR million

USD LIBOR
Total hedging instruments affected
Fair value hedges	17,001
Interest rate risk	13,907
Interest rate and foreign exchange risk	3,094
Cash flow hedges	12,740
Interest rate risk	9,454
Interest rate and foreign exchange risk	3,278
Exchange rate risk	8
29,741
Post-transition date agreement
Fair value hedges	14,879
Interest rate risk	11,785
Interest rate and foreign exchange risk	3,094
Cash flow hedges	11,573
Interest rate risk	8,295
Interest rate and foreign exchange risk	3,278
26,452
As for the hedged items directly affected by the uncertainties related to the IBOR reforms, their nominal amount is shown below, which represents 2.17% of the total notional amount hedged:

EUR million

USD LIBOR
Total hedge items directly affected
Fair value hedges	201
Interest rate risk	201
Cash flow hedges	9,357
Interest rate risk	9,349
Exchange rate risk	8
9,558
Post-transition date agreement
Fair value hedges	201
Interest rate risk	201
Cash flow hedges	8,202
Interest rate risk	8,202
8,403

Schedule of details of hedging instruments
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2022, 2021 and 2020:

EUR million
	2022
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	214,473	5,095	4,630	3,351
Interest rate risk	190,513	4,405	4,239	2,554	Hedging derivatives
Of which:
Interest rate swap	87,477	2,950	3,203	(716)
Call money swap	88,059	1,367	623	3,468
Exchange rate risk	4,492	147	25	(9)	Hedging derivatives
Fx forward	3,745	147	25	(36)
Future interest rate	747	—	—	27
Interest rate and exchange rate risk	19,412	543	366	805	Hedging derivatives
Of which:
Interest rate swap	905	4	80	(79)
Future interest rate	8,679	261	—	922
Currency swap	9,522	266	286	(61)
Credit risk	56	—	—	1	Hedging derivatives
CDS	56	—	—	1

Cash flow hedges	149,756	2,730	3,767	(520)
Interest rate risk	81,626	137	1,325	(2,461)
Of which:
Future interest rate	2,027	—	—	51
Interest rate swap	55,886	59	1,494	(1,439)
Call money swap	20,784	49	(184)	(1,151)
Exchange rate risk	34,973	1,358	746	1,760	Hedging derivatives
Of which:
FX forward	10,754	267	172	773
Currency swap	20,005	951	455	982
Interest rate and exchange rate risk	16,175	1,046	292	(80)	Hedging derivatives
Of which:
Interest rate swap	3,361	—	161	(333)
Currency swap	12,814	1,046	131	249
Inflation risk	16,924	180	1,403	261	Hedging derivatives
Of which:
Currency swap	14,096	179	1,364	241
Equity risk	58	9	1	—	Hedging derivatives
Option	58	9	1	—

Hedges of net investments in foreign operations	22,614	244	831	(2,467)
Exchange rate risk	22,614	244	831	(2,467)	Hedging derivatives
FX forward	22,614	244	831	(2,467)
	386,843	8,069	9,228	364

EUR million
	2021
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	206,957	2,528	2,656	1,079
Interest rate risk	176,176	2,227	1,778	591	Hedging derivatives
Of which:
Interest rate swap	66,904	1,668	920	(377)
Call money swap	97,321	1	734	714
Exchange rate risk	21,238	7	423	287	Hedging derivatives
Of which:
FX forward	13,909	7	423	22
Future interest rate	7,329	—	—	265
Interest rate and exchange rate risk	9,326	294	452	200	Hedging derivatives
Of which:
Currency swap	7,397	281	443	192
Interest rate swap	1,650	12	9	(7)
Credit risk	173	—	2	1	Hedging derivatives
Inflation risk	44	—	1	—	Hedging derivatives

Cash flow hedges	160,397	2,034	2,157	(1,703)
Interest rate risk	99,648	156	420	(526)	Hedging derivatives
Of which:
Future interest rate	7,652	—	—	(155)
Interest rate swap	69,471	70	155	(212)
Call money swap	16,846	20	182	(409)
Exchange rate risk	27,343	396	657	(112)	Hedging derivatives
Of which:
FX forward	8,381	280	42	26
Currency swap	15,004	100	606	(133)
Interest rate and exchange rate risk	21,609	1,425	400	(815)	Hedging derivatives
Of which:
Interest rate swap	3,604	95	2	(112)
Currency swap	17,005	1,330	393	(702)
Inflation risk	11,741	52	679	(247)	Hedging derivatives
Of which:
Currency swap	10,503	51	678	(232)
Equity risk	56	5	1	(3)	Hedging derivatives

Hedges of net investments in foreign operations	25,594	199	650	(1,159)
Exchange rate risk	25,594	199	650	(1,159)	Hedging derivatives
FX forward	25,594	199	650	(1,159)
	392,948	4,761	5,463	(1,783)

EUR million
	2020
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	199,260	4,199	4,671	(451)
Interest rate risk	181,582	3,528	3,850	(456)	Hedging derivatives
Of which:
Interest rate swap	94,713	2,985	2,747	(27)
Call money swap	69,740	184	886	(486)
Exchange rate risk	9,037	293	47	11	Hedging derivatives
Of which:
Fx forward	8,422	210	47	11
Interest rate and exchange rate risk	8,434	378	771	(11)	Hedging derivatives
Of which:
Currency swap	7,704	370	757	(4)
Credit risk	207	0	3	5	Hedging derivatives

Cash flow hedges	139,156	3,436	1,739	235
Interest rate risk	74,731	478	522	78	Hedging derivatives
Of which:
Futures	7,492	—	322	(208)
Interest rate swap	46,547	237	108	135
Call money swap	12,123	204	7	145
Exchange rate risk	23,483	555	802	(401)	Hedging derivatives
Of which:
FX forward	9,151	265	195	(155)
Currency swap	13,425	283	600	(103)
Interest rate and exchange rate risk	27,021	2,362	275	679	Hedging derivatives
Of which:
Interest rate swap	5,218	262	—	129
Currency swap	19,682	2,100	264	550
Inflation risk	13,907	36	140	(129)	Hedging derivatives
Of which:
Currency swap	10,206	26	136	(132)
Equity risk	14	5	—	8	Hedging derivatives

Hedges of net investments in foreign operations	22,210	690	459	2,340
Exchange rate risk	22,210	690	459	2,340	Hedging derivatives
FX forward	22,210	690	459	2,340
	360,626	8,325	6,869	2,124

Schedule of maturity profile of hedging instruments and average interest and exchange rate by maturity
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2022
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,588	9,811	37,723	136,223	24,128	214,473
Interest rate risk	5,120	8,822	34,074	120,829	21,668	190,513
Of which:
Interest rate swap	2,535	3,005	8,854	56,868	16,215	87,477
Call money swap	2,492	5,039	23,511	54,786	2,231	88,059
Exchange rate risk	556	741	2,448	—	747	4,492
Fx forward	556	741	2,448	—	—	3,745
Future interest rate	—	—	—	—	747	747
Interest rate and exchange rate risk	912	238	1,193	15,356	1,713	19,412
Of which:
Interest rate swap	—	—	405	192	308	905
Interest Future rate	—	—	—	8,679	—	8,679
Currency swap	912	238	788	6,188	1,396	9,522
Credit risk	—	10	8	38	—	56
CDS	—	10	8	38	—	56

Cash flow hedges	10,182	15,202	41,514	75,653	7,205	149,756
Interest rate risk	5,546	7,424	30,568	36,501	1,587	81,626
Of which:
Future interest rate	2,027	—	—	—	—	2,027
Interest rate swap	2,292	4,877	28,103	20,568	46	55,886
Call money swap	1,175	2,471	1,196	14,728	1,214	20,784
Exchange rate risk	3,777	4,295	4,452	19,940	2,509	34,973
Of which:
FX forward	1,996	2,487	1,982	4,289	—	10,754
Currency swap	1,313	1,809	2,470	13,028	1,385	20,005
Interest rate and exchange rate risk	182	509	3,982	10,294	1,208	16,175
Of which:
Interest rate swap	—	—	659	2,468	234	3,361
Currency swap	182	509	3,323	7,826	974	12,814
Inflation risk	677	2,974	2,505	8,870	1,898	16,924
Of which:
Currency swap	483	951	1,895	8,869	1,898	14,096
Equity risk	—	—	7	48	3	58
Option	—	—	7	48	3	58

Hedges of net investments in foreign operations:	2,249	5,393	14,972	—	—	22,614
Exchange rate risk	2,249	5,393	14,972	—	—	22,614
FX forward	2,249	5,393	14,972	—	—	22,614
	19,019	30,406	94,209	211,876	31,333	386,843

EUR million
	31 December 2021
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,546	11,786	45,119	114,828	29,678	206,957
Interest rate risk	4,324	9,978	33,873	103,216	24,785	176,176
Of which:
Interest rate swap	267	2,138	4,189	42,398	17,912	66,904
Call money swap	3,716	7,527	25,588	56,120	4,370	97,321
Exchange rate risk	598	1,712	11,013	5,550	2,365	21,238
Of which:
Fx forward	598	1,712	11,013	586	—	13,909
Future interest rate	—	—	—	4,964	2,365	7,329
Interest rate and exchange rate risk	624	77	199	5,898	2,528	9,326
Of which:
Currency swap	624	72	198	4,437	2,066	7,397
Interest rate swap	—	—	—	1,232	418	1,650
Inflation risk	—	—	—	44	—	44
Credit risk	—	19	34	120	—	173

Cash flow hedges	17,674	3,208	20,459	102,833	16,223	160,397
Interest rate risk	13,047	1,061	9,875	68,867	6,798	99,648
Of which:
Future interest rate	7,097	—	244	311	—	7,652
Interest rate swap	2,336	310	7,759	58,930	136	69,471
Call money swap	1,202	751	858	7,920	6,115	16,846
Exchange rate risk	3,438	1,348	3,195	15,506	3,856	27,343
Of which:
FX forward	2,406	1,309	1,947	2,719	—	8,381
Currency swap	1,032	39	1,248	9,885	2,800	15,004
Interest rate and exchange rate risk	860	336	5,924	11,165	3,324	21,609
Of which:
Interest rate swap	—	—	—	2,505	1,099	3,604
Currency swap	860	336	5,924	7,660	2,225	17,005
Inflation risk	329	463	1,463	7,246	2,240	11,741
Of which:
Currency swap	82	339	597	7,245	2,240	10,503
Equity risk	—	—	2	49	5	56

Hedges of net investments in foreign operations:	4,097	5,346	13,235	2,916	—	25,594
Exchange rate risk	4,097	5,346	13,235	2,916	—	25,594
FX forward	4,097	5,346	13,235	2,916	—	25,594
	27,317	20,340	78,813	220,577	45,901	392,948

EUR million
	31 December 2020
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	7,132	14,221	44,897	95,343	37,667	199,260
Interest rate risk	5,616	9,667	39,921	90,913	35,465	181,582
Of which:
Interest rate swap	3,943	4,804	24,807	33,333	27,826	94,713
Call money swap	1,021	4,662	11,241	49,624	3,192	69,740
Exchange rate risk	1,516	4,264	3,257	—	—	9,037
Of which:
Fx forward	901	4,264	3,257	—	—	8,422
Interest rate and exchange rate risk	—	282	1,711	4,239	2,202	8,434
Of which:
Currency swap	—	282	1,711	3,607	2,104	7,704
Credit risk	—	8	8	191	—	207

Cash flow hedges	10,489	11,629	44,127	61,186	11,725	139,156
Interest rate risk	6,019	6,707	33,070	26,959	1,976	74,731
Of which:
Futures	5,213	—	—	2,279	—	7,492
Interest rate swap	806	4,626	29,511	11,219	385	46,547
Call money swap	—	1,502	1,550	7,890	1,181	12,123
Exchange rate risk	1,746	2,336	4,616	13,071	1,714	23,483
Of which:
Future interest rate
FX forward	1,532	2,243	3,040	2,336	—	9,151
Currency swap	214	93	1,576	9,828	1,714	13,425
Interest rate and exchange rate risk	1,691	972	5,634	15,687	3,037	27,021
Of which:
Interest rate swap	816	—	981	2,402	1,019	5,218
Currency swap	875	972	4,653	11,164	2,018	19,682
Inflation risk	1,033	1,614	807	5,456	4,997	13,907
Of which:
FX forward
Currency swap	33	181	229	4,766	4,997	10,206
Equity risk	—	—	—	13	1	14

Hedges of net investments in foreign operations	2,435	5,086	12,831	1,858	—	22,210
Exchange rate risk	2,435	5,086	12,831	1,858	—	22,210
FX forward	2,435	5,086	12,831	1,858	—	22,210
	20,056	30,936	101,855	158,387	49,392	360,626
Banco Santander, S.A.

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,032	1,248	2,348	24,115	8,809	37,552
Average fixed interest rate (%) GBP	—	2.04	2.04	1.86	2.04
Average fixed interest rate (%) EUR	0.569	(0.406)	0.278	2.396	1.674
Average fixed interest rate (%) CHF	—	—	—	0.530	—
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) CZK	—	—	—	1.650	—
Average fixed interest rate (%) NOK	—	—	—	—	2.327
Average fixed interest rate (%) AUD	—	1.073	—	—	—
Average fixed interest rate (%) USD	2.892	3.123	3.835	3.181	3.374
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	250	899	2,064	—	—	3,213
Average GBP/EUR exchange rate	—	—	0.877	—	—
Average USD/EUR exchange rate	1.040	—	0.992	—	—
Average CNY/EUR exchange rate	7.172	7.252	7.159	—	—
Average AUD/EUR exchange rate	—	1.587	—	—	—
Average MXN/EUR exchange rate	—	21.529	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	912	38	1,101	3,767	988	6,806
Average fixed interest rate (%) AUD/EUR	4.000	—	—	4.800	3.824
Average fixed interest rate (%) CZK/EUR	—	—	0.860	—	—
Average fixed interest rate (%) RON/EUR	—	4.520	—	5.130	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	0.568	—	—	1.442	1.360
Average fixed interest rate (%) NOK/EUR	—	—	—	3.010	3.762
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) EUR/GBP	—	5.170	—	—	—
Average fixed interest rate (%) NZD/EUR	—	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	12.982	—	—
Average fixed interest rate (%) USD/COP	—	—	15.452	13.614	7.150
Average fixed interest rate (%) EUR/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	1.499	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	25.407	25.677	—
Average EUR/GBP exchange rate	—	1.162	—	—	—
Average EUR/USD exchange rate	—	—	—	0.945	—
Average HKD/EUR exchange rate	—	—	—	8.851	—
Average JPY/EUR exchange rate	133.840	—	—	130.227	118.180
Average NOK/EUR exchange rate	—	—	—	9.492	9.685
Average RON/EUR exchange rate	—	4.746	—	4.842	4.927
Average CHF/EUR exchange rate	—		1.092	1.105	—
Average USD/CLP exchange rate	—	—	—	0.001	—

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.051	—	—
Credit risk
Credit risk instruments
Nominal	—	9	8	38	—	55
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	3	597	1,451	184	2,235
Average fixed interest rate (%) EUR/PEN	—	—	6.496	—	—
Average fixed rate (%) USD/COP	—		15.398	—	—
Average fixed interest rate (%) EUR/AUD	—	3.207	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.084	1.173	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	1.102	—
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.252	—	—
Average EUR/AUD exchange rate	—	0.654	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	2,250	4,500	11,453	10,000	—	28,203
Average fixed interest rate (%) EUR	(0.431)	(0.404)	(0.348)	(0.010)	—
Inflation risk
Bond Forward instruments
Nominal	—	—	700	—	—	700
Average fixed interest rate (%) EUR	—	—	0.322	—	—
Exchange rate risk
Exchange instruments
Nominal	11	22	99	—	—	132
Average exchange rate GBP/EUR	1.156	1.153	1.142	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,020	4,711	13,839	—	—	20,570
Average BRL/EUR exchange rate	6.554	5.797	5.866	—	—
Average CLP/EUR exchange rate	953.549	955.790	944.113	—	—
Average COP/EUR exchange rate	—	4,935.121	—	—	—
Average GBP/EUR exchange rate	0.869	0.873	0.876	—	—
Average MXN/EUR exchange rate	25.130	23.968	22.156	—	—
Average USD/EUR exchange rate	—	—	1.158	—	—
Average PLN/EUR exchange rate	4.832	4.837	4.991	—	—

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	14	1,822	3,038	21,507	10,031	36,412
Average fixed interest rate (%) GBP	—	—	—	2.139	1.750
Average fixed interest rate (%) EUR	3.859	0.989	(0.031)	1.212	1.532
Average fixed interest rate (%) CHF	—	—	—	0.828	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	4.746	1.449	3.459	2.737	3.374
Average fixed interest rate (%) RON	—	—	—	4.211	3.200
Foreign exchange risk
Exchange and interest rate instruments
Nominal	503	1,634	10,350	586	—	13,073
Average GBP/EUR exchange rate	—	0.882	0.865	0.876	—
Average USD/EUR exchange rate	1.187	1.172	1.180	—	—
Average CNY/EUR exchange rate	7.859	7.717	7.412	—	—
Average PEN/USD exchange rate	—	4.003	—	—	—
Average JPY/EUR exchange rate	132.688	130.741	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	116	1,109	53	3,255	1,279	5,812
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.661
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.730	1.144
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	0.760	1.243
Average fixed interest rate (%) USD/COP	—	5.140	9.470	6.789	7.153
Average fixed interest rate (%) COP/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.529
Average COP/USD exchange rate	—	—	—	—	—
Average CZK/EUR exchange rate	—	—	—	25.506	—
Average EUR/GBP exchange rate	—	1.176	—	—	—
Average EUR/COP exchange rate	—	—	—	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	—	132.966	126.605
Average MXN/EUR exchange rate	—	—	14.696	—	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.815	4.927
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/COP exchange rate	—	—	—	—	—
Average USD/CLP exchange rate	—	—	—	0.001	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	—	0.050	—
Credit risk

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Credit risk instruments
Nominal	—	19	34	120	0	173
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	9	1,169	1,848	408	3,434
Average fixed interest rate (%) EUR/PEN	—	—	3.441	—	—
Average fixed interest rate (%) EUR/AUD	—	1.632	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.102	1.113	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.208	—	—
Average EUR/AUD exchange rate	—	0.624	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	4,279	—	5,191	38,314	—	47,784
Average fixed interest rate (%) EUR	—	—	(0.465)	(0.258)	—
Average fixed interest rate (%) USD	—	—	1.765	—	—
Average fixed interest rate (%) AUD	—	—	—	1.650	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,778	4,848	11,815	2,916	—	23,357
Average BRL/EUR exchange rate	6.663	6.7576	6.8411	—	—
Average CLP/EUR exchange rate	943.354	929.690	949.615	—	—
Average COP/EUR exchange rate	—	—	4,538.997	—	—
Average GBP/EUR exchange rate	0.854	0.857	0.855	0.875	—
Average MXN/EUR exchange rate	25.541	25.335	25.192	—	—
Average PLN/EUR exchange rate	4.592	4.582	4.634	—	—
Average USD/EUR exchange rate	—	—	1.167	1.233	—

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,073	409	2,165	17,430	14,294	36,371
Average fixed interest rate (%) GBP	—	—	—	1.375	4.072
Average fixed interest rate (%) EUR	0.647	0.551	0.388	0.820	1.927
Average fixed interest rate (%) CHF	—	—	—	0.800	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	0.698	0.570	2.031	3.004	3.562
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	833	4,149	3,008	—	—	7,990
Average GBP/EUR exchange rate	—	0.901	0.916	—	—
Average USD/EUR exchange rate	1.165	1.171	1.178	—	—
Average COP/USD exchange rate	3,628.140	3,603.595	—	—	—
Average CNY/EUR exchange rate	8.108	8.102	7.997	—	—
Average SAR/EUR exchange rate	4.484	4.514	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	282	818	2,621	1,083	4,804
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.66
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) EUR/COP	—	—	4.380	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	2.195	0.568	1.281
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.243
Average fixed interest rate (%) USD/COP	—	—	8.030	6.659	7.231
Average fixed interest rate (%) COP/USD	—	—	6.000	—	—
Average fixed interest rate (%) USD/CLP	—	—	0.930	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.508
Average COP/USD exchange rate	—	—	3,437.200	—	—
Average CZK/EUR exchange rate	—	—	—	25.539	—
Average EUR/GBP exchange rate	—	1.113	—	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	113.370	133.840	125.883

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.727	—
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/CLP exchange rate	—	—	0.001	—	—
Average USD/MXN exchange rate	—	—	0.050	—	—
Credit risk
Credit risk instruments
Nominal	—	8	8	191	—	207
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	1,247	3,242	208	4,697
Average EUR/GBP exchange rate	—	—	1.080	1.102	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.625	—
Average RON/EUR exchange rate	—	—	—	4.810	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Interest rate risk
Bond Forward instruments
Nominal	3,164	5,000	23,000	4,279	—	35,443
Average fixed interest rate (%) EUR	—	(0.258)	(0.250)	(0.236)	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,229	4,554	11,570	1,858	—	20,211
Average BRL/EUR exchange rate	5.270	5.308	6.332	—	—
Average CLP/EUR exchange rate	869.633	861.546	864.339	932.215	—
Average COP/EUR exchange rate	—	—	4.471	—	—
Average GBP/EUR exchange rate	0.909	0.916	0.907	—	—
Average MXN/EUR exchange rate	23.121	25.456	26.788	—	—
Average PLN/EUR exchange rate	4.427	4.420	4.516	—	—

Schedule of details of hedged exposure/hedged items
Regarding the hedged items, the products that are being hedged are mainly: borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities. The following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2022, 2021 and 2020:

	EUR million
	31 December 2022
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	126,665	59,837	(5,487)	(3,581)	Loans and advances / Deposits and Debt securities / Debt securities issued	(3,232)	—	—
Interest rate risk	121,605	53,239	(5,069)	(3,428)		(2,397)	—	—
Exchange rate risk	2,792	1,040	(284)	—		(7)	—	—
Interest and Exchange rate risk	2,126	5,558	(134)	(153)		(826)	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	142	—	—	—		(2)	—	—

Cash flow hedges						475	(3,353)	(225)
Interest rate risk						2,458	(2,973)	(75)
Exchange rate risk						(1,764)	(88)	(2)
Interest and Exchange rate risk						39	(309)	1
Inflation risk						(258)	14	(149)
Equity risk						—	3	—

Net foreign investments hedges	22,614	—				2,467	(6,750)	—
Exchange rate risk	22,614	—				2,467	(6,750)	—
	149,279	59,837	(5,487)	(3,581)		(290)	(10,103)	(225)

	EUR million
	31 December 2021
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	193,949	51,395	462	453	Loans and advances / Deposits and Debt securities / Debt securities issued	(1,061)	—	—
Interest rate risk	125,479	47,347	727	366		(543)	—	—
Exchange rate risk	64,531	—	(282)	—		(343)	—	—
Interest and Exchange rate risk	3,714	4,048	15	87		(173)	—	—
Inflation risk	46	—	—	—		—	—	—
Credit risk	179	—	2	—		(2)	—	—

Cash flow hedges						1,639	(414)	(148)
Interest rate risk						494	(540)	(52)
Exchange rate risk						115	81	8
Interest and Exchange rate risk						778	330	—
Inflation risk						249	(289)	(104)
Equity risk						3	4	—

Net foreign investments hedges	25,594	—				1,159	(4,283)	—
Exchange rate risk	25,594	—				1,159	(4,283)	—
	219,543	51,395	462	453		1,737	(4,697)	(148)

	EUR million
	31 December 2020
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	141,608	52,055	3,369	2,914	Loans and advances / Deposits and Debt securities / Debt securities issued	553	—	—
Interest rate risk	128,279	48,137	3,183	2,727		469	—	—
Exchange rate risk	8,718	—	40	—		(13)	—	—
Interest and Exchange rate risk	4,391	3,918	143	187		100	—	—
Inflation risk	—	—	—	—		(4)	—	—
Credit risk	220	—	3	—		(3)	—	—

Cash flow hedges						(286)	409	(33)
Interest rate risk						(69)	(98)	(1)
Exchange rate risk						412	(68)	—
Interest and Exchange rate risk						(741)	680	—
Inflation risk						121	(111)	(32)
Equity risk						(9)	6	—

Net foreign investments hedges	22,210	—				(2,340)	(3,124)	—
Exchange rate risk	22,210	—				(2,340)	(3,124)	—
	163,818	52,055	3,369	2,914		(2,073)	(2,715)	(33)

Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income	The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2022
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		119
Interest rate risk		155
Exchange rate risk		(16)
Interest rate and exchange rate risk		(20)

Cash flow hedges	(3,016)	(45)	Gains or losses financial assets/liabilities	1,254	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	(2,458)	1		(370)
Exchange rate risk	(178)	(10)		2,130
Interest rate and exchange rate risk	(638)	(39)		587
Inflation risk	258	3		(1,093)
Equity risk	—	—		—
Net foreign investments hedges	(2,467)	—		—
Exchange rate risk	(2,467)	—		—
	(5,483)	74		1,254

	EUR million
	31 December 2021
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		18
Interest rate risk		46
Exchange rate risk		(55)
Interest rate and exchange rate risk		27

Cash flow hedges	(938)	(64)	Gains or losses financial assets/liabilities	(801)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	(491)	(34)		269
Exchange rate risk	155	2		(262)
Interest rate and exchange rate risk	(350)	(35)		(350)
Inflation risk	(249)	3		(458)
Equity risk	(3)	—		—
Net foreign investments hedges hedges	(1,159)	—		—
Exchange rate risk	(1,159)	—		—
	(2,097)	(46)		(801)

	EUR million
	31 December 2020
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		104
Interest rate risk		9
Risk of Exchange rate		1
Risk of interest rate and exchange rate		92
Credit risk		2

Cash flow hedges	(53)	(53)	Gains or losses financial assets/liabilities	852	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	69	7		118
Exchange rate risk	(180)	9		(131)
Interest rate and exchange rate risk	170	(62)		844
Inflation risk	(121)	(7)		21
Equity risk	9	—		—

Net foreign investments hedges	2,340	—	Gains or losses financial assets/liabilities	—
Exchange rate risk	2,340	—		—
	2,287	51		852

Schedule of movement in hedging components in other comprehensive income
The following table shows the movement in the impact of equity for the year:

EUR million
	2022	2021	2020
Balance at beginning of year	(4,559)	(2,829)	(5,164)
Cash flow hedges
Interest rate risk	(2,458)	(491)	69
Amounts transferred to income statements	370	(269)	(118)
Gain or loss in value CFE - recognized in equity	(2,828)	(222)	187
Exchange rate risk	(178)	155	(180)
Amounts transferred to income statements	(2,130)	262	131
Gain or loss in value CFE - recognized in equity	1,952	(107)	(311)
Interest rate and exchange rate risk	(638)	(350)	170
Amounts transferred to income statements	(587)	350	(844)
Gain or loss in value CFE - recognized in equity	(51)	(700)	1,014
Inflation risk	258	(249)	(121)
Amounts transferred to income statements	1,093	458	(21)
Gain or loss in value CFE - recognized in equity	(835)	(707)	(100)
Equity risk	0	(3)	9
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	—	(3)	9
Net foreign investments hedges
Exchange rate risk	(2,467)	(1,159)	2,340
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(2,467)	(1,159)	2,340
Minorities	(57)	89	43
Taxes	912	278	5
Balance at end of year	(9,187)	(4,559)	(2,829)